                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
          MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                             Dated April 30, 2004

      The second paragraph of the section of the Prospectus titled "Fund
Management" is hereby replaced by the following:

      The Fund's portfolio is managed within the Sector Research team. Mark
      Laskin, a Vice President of the Investment Adviser, is a current member of the team.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37930SPT-01